Transactions with related parties - Impact of transactions and positions with related parties (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Transactions With Related Parties
Other current financial assets	€ 384	€ 300
Trade and other receivables	12,873	14,101
Other current assets	3,972	2,819
Other non-current financial assets	1,174	1,253
Other non-current assets	871	624
Short-term debt	2,452	2,182
Current portion of long-term lease liabilities	889
Trade and other payables	15,545	16,747
Other current liabilities	7,146	5,412
Long-term lease liabilities	4,759
Other non-current liabilities	€ 1,611	€ 1,475
Other current financial assets, Percentage	15.63%	16.33%
Trade and other receivables, Percentage	5.47%	4.49%
Other current assets, Percentage	5.51%	2.52%
Other non-current financial assets, Percentage	77.60%	73.02%
Other non-current assets, Percentage	20.78%	25.64%
Short-term debt, Percentage	1.88%	30.29%
Current portion of long-term lease liabilities, Percentage	0.56%
Trade and other payables, Percentage	17.13%	21.88%
Other current liabilities, Percentage	2.17%	1.16%
Long-term lease liabilities, Percentage	0.17%
Other non-current liabilities, Percentage	1.43%	1.56%
Sales from operations	€ 69,881	€ 75,822	€ 66,919
Other income and revenues	1,160	1,116	4,058
Purchases, services and other	(50,874)	(55,622)	(51,548)
Net (impairment losses) reversals of trade and other receivables	(432)	(415)	(913)
Payroll and related costs	(2,996)	(3,093)	(2,951)
Other operating (expense) income	287	129	(32)
Finance income	3,087	3,967	3,924
Finance expense	€ (4,079)	€ (4,663)	€ (5,886)
Sales from operations, Percentage	1.79%	1.82%	2.34%
Other income and revenues, Percentage	0.34%	0.72%	1.01%
Purchases, services and other, Percentage	18.03%	14.40%	17.78%
Payroll and related costs, Percentage	0.93%	0.71%	1.15%
Other operating (expense) income, Percentage	6.62%
Financial income, Percentage	3.11%	2.90%	4.87%
Financial expense, Percentage	0.88%	6.07%	0.07%
Net cash provided by operating activities	€ 12,392	€ 13,647	€ 10,117
Net cash used in investing activities	(11,413)	(7,536)	(3,768)
Net cash used in financing activities	(5,841)	(2,637)	(4,595)
Related parties
Transactions With Related Parties
Other current financial assets	60	49
Trade and other receivables	704	633
Other current assets	219	71
Other non-current financial assets	911	915
Other non-current assets	181	160
Short-term debt	46	661
Current portion of long-term lease liabilities	5
Trade and other payables	2,663	3,664
Other current liabilities	155	63
Long-term lease liabilities	8
Other non-current liabilities	23	23
Sales from operations	1,248	1,383	1,567
Other income and revenues	4	8	41
Purchases, services and other	(9,173)	(8,009)	(9,164)
Net (impairment losses) reversals of trade and other receivables	28	26
Payroll and related costs	(28)	(22)	(34)
Other operating (expense) income	19	319	331
Finance income	96	115	191
Finance expense	(36)	(283)	(4)
Revenue and other income cash flow	1,252	1,391	1,608
Costs and other expenses cash flow	(6,869)	(5,210)	(5,360)
Other operating income (expense) cash flow	19	319	331
Net change in trade and other receivables and payables	(839)	683	391
Net interests cash flow	81	110	187
Net cash provided by operating activities	(6,356)	(2,707)	(2,843)
Capital expenditure in tangible and intangible assets	(2,332)	(2,768)	(3,838)
Net change in accounts payable and receivable in relation to investments	(339)	20	425
Change in financial receivables	(241)	(566)	298
Net cash used in investing activities	(2,912)	(3,314)	(3,115)
Change in financial and lease liabilities	(817)	16	(16)
Net cash used in financing activities	(817)	16	(16)
Total financial flows to related parties	€ (10,085)	€ (6,005)	€ (5,974)
Net cash used in investing activities, Percentage	25.51%	43.98%	82.67%
Net cash used in financing activities, Percentage	13.99%		0.35%